UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Digital Century Capital

Address:  660 Madison Avenue
          14th Floor
          New York, NY 10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rajiv J. Chaudhri
Title:  Managing Member
Phone:  (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri               New York, NY            February 10, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $67,297,790


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                   FORM 13F INFORMATION TABLE




COLUMN 1               COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5             COLUMN 6     COLUMN 7       COLUMN 8
                       TITLE OF               VALUE           SHRS OR    SH/PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER         CLASS      CUSIP       (X$1000)        PRN AMT    PRN/CALL  DISCRETION   MANAGER   SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------

Time Warner Inc.        Common    887317105   $ 5,432,980.00   302,000   SH        Sole         None      302,000
Adobe Sys Inc.          Common    00724F101   $ 2,931,000.00    75,000   SH        Sole         None       75,000
Affiliated Computer
 Serv                   CleA      008190100   $ 2,178,400.00    40,000   SH        Sole         None       40,000
BEA Sys Inc.            Common    073325102   $ 4,120,500.00   335,000   SH        Sole         None      335,000
Brocade Communications  Common    111621108     $ 468,180.00    81,000   SH        Sole         None       81,000
Cisco Sys Inc.          Common    17275R102   $ 4,555,240.00   188,000   SH        Sole         None      188,000
Amdocs Ltd.             ORD       G02602103   $ 2,090,640.00    93,000   SH        Sole         None       93,000
eBay Inc.               Common    278642103   $ 6,137,950.00    95,000   SH        Sole         None       95,000
EMC Corp Mass           Common    268648102   $ 3,242,920.00   251,000   SH        Sole         None      251,000
InteractiveCorp         Common    45840Q101   $ 2,884,050.00    85,000   SH        Sole         None       85,000
IBM                     Common    459200101   $ 1,112,160.00    12,000   SH        Sole         None       12,000
Juniper Networks Inc.   Common    48203R104   $ 2,092,160.00   112,000   SH        Sole         None      112,000
Mercury Interactive
 Corp                   Common    589405109   $ 1,994,240.00    41,000   SH        Sole         None       41,000
Motorola Inc.           Common    620076109   $ 2,058,000.00   147,000   SH        Sole         None      147,000
Network Associates Inc. Common    640938106   $ 1,759,680.00   117,000   SH        Sole         None      117,000
Nokia Corp.             Spon ADR  654902204   $ 2,261,000.00   133,000   SH        Sole         None      133,000
Qualcomm Inc.           Common    747525103   $ 4,422,260.00    82,000   SH        Sole         None       82,000
Research in Motion Ltd. Common    760975102   $ 2,806,860.00    42,000   SH        Sole         None       42,000
SAP Aktiengesellschaft  Spon ADR  803054204   $ 3,948,200.00    95,000   SH        Sole         None       95,000
Taiwan Semiconductor    Spon ADR  874039100   $ 2,355,200.00   230,000   SH        Sole         None      230,000
Veritas Software Co.    Common    923436109   $ 3,627,960.00    98,000   SH        Sole         None       98,000
Yahoo Inc.              Common    984332106   $ 4,818,210.00   107,000   SH        Sole         None      107,000



02075.0001 #462745